Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 7,459	$ 6,352
Provision for credit losses	1,096	1,053
Net write-offs	(634)	(487)
Exchange rate changes/other	(169)	15
Balance at end of period	7,752	6,933
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	7,093	6,037
Balance at end of period	7,401	6,600
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	365	311
Balance at end of period	350	328
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1	4
Balance at end of period	1	5
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	794	572
Provision for credit losses	77	73
Net write-offs	(3)	(2)
Exchange rate changes/other	(23)	(7)
Balance at end of period	845	636
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,639	1,482
Provision for credit losses	229	247
Net write-offs	(201)	(189)
Exchange rate changes/other	(8)	(6)
Balance at end of period	1,659	1,534
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,356	1,233
Provision for credit losses	230	223
Net write-offs	(236)	(193)
Exchange rate changes/other	(2)	1
Balance at end of period	1,348	1,264
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	351	272
Provision for credit losses	43	46
Net write-offs	(27)	(24)
Exchange rate changes/other	(5)	(5)
Balance at end of period	362	289
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,319	2,793
Provision for credit losses	517	464
Net write-offs	(167)	(79)
Exchange rate changes/other	(131)	32
Balance at end of period	$ 3,538	$ 3,210